ALLOWANCE FOR LOSS SHARING (Tables)	12 Months Ended
Dec. 31, 2015
ALLOWANCE FOR LOSS SHARING
Summary of the Company's allowance for loss sharing
A summary of the Company’s allowance for loss sharing as of and for the years ended December 31, 2015, 2014 and 2013 is as follows ($ in thousands):

Balance at December 31, 2013	$16,480
Current period provision for loss sharing	(1,364)
Settlements/Writeoffs	(2,767)
Balance at December 31, 2014 (1)	$12,349
Current period provision for loss sharing	(1,093)
Settlements/Writeoffs	(2,287)
Balance at December 31, 2015 (1)	$8,969